Income Taxes - Reconciliation between U.S. Statutory Income Tax Rate and Company's Income Tax Provision (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States statutory income tax rate (benefit)	34.00%	34.00%	(34.00%)
Foreign rate differential	5.30%	(23.90%)	(8.80%)
Foreign permanent differences	2.40%	4.10%	0.00%
China rate change	(4.80%)	0.00%	0.00%
Withholding taxes	6.80%	3.40%	6.80%
Foreign tax credits	(7.90%)	(0.00%)	(0.00%)
Valuation allowance	(14.30%)	17.30%	64.80%
State taxes	(0.60%)	0.50%	3.60%
Deferred tax adjustments	(0.10%)	2.30%	(13.30%)
Research and development	(3.00%)	(3.00%)	(2.20%)
U.S. foreign income inclusions	2.00%
Nondeductible interest expense	11.50%
Other	2.30%	(0.60%)	(0.70%)
Total expense	33.60%	34.10%	16.20%